Property, Plant and Equipment	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
18)
PROPERTY, PLANT AND EQUIPMENT

Particulars	Land	Building (Owned)	Buildings (Right-of-use)	Computers	Furniture and Fixtures	Office Equipment	Motor Vehicles *	Leasehold Improvements	Capital Work- in-Progress	Total
Cost
Balance as at April 1, 2024	768	462	20,539	12,006	911	1,704	6,118	5,425	—	47,933
Acquisitions through business combination (refer note 7 (c))	—	—	—	54	5	4	—	—	—	63
Additions/adjustments	—	—	3,112	2,628	222	190	3,156	1,336	—	10,644
Disposals/adjustments	—	—	(958)	(1,386)	(2)	(73)	(798)	(146)	—	(3,363)
Effect of movements in foreign exchange rates	55	33	(490)	(307)	(25)	(17)	(170)	(137)	—	(1,058)
Balance as at March 31, 2025	823	495	22,203	12,995	1,111	1,808	8,306	6,478	—	54,219
Balance as at April 1, 2025	823	495	22,203	12,995	1,111	1,808	8,306	6,478	—	54,219
Acquisitions through business combination (refer note 7 (d))	—	79	—	16	171	106	198	—	—	570
Additions/adjustments	—	—	2,991	2,301	82	380	1,811	420	41	8,026
Disposals/adjustments	(417)	—	(1,294)	(1,522)	(12)	(142)	(1,480)	(403)	—	(5,270)
Effect of movements in foreign exchange rates	35	15	(1,910)	(1,161)	(92)	(110)	(759)	(540)	(2)	(4,524)
Balance as at March 31, 2026	441	589	21,990	12,629	1,260	2,042	8,076	5,955	39	53,021

Accumulated depreciation
Balance as at April 1, 2024	—	462	6,694	8,136	627	1,411	1,889	2,819	—	22,038
Depreciation for the year	—	—	4,383	1,953	109	136	1,703	826	—	9,110
Disposals/adjustments	—	—	(845)	(1,285)	(2)	(71)	(571)	(100)	—	(2,874)
Effect of movements in foreign exchange rates	—	33	(183)	(208)	(17)	(13)	(53)	(71)	—	(512)
Balance as at March 31, 2025	—	495	10,049	8,596	717	1,463	2,968	3,474	—	27,762
Balance as at April 1, 2025	—	495	10,049	8,596	717	1,463	2,968	3,474	—	27,762
Depreciation for the year	—	1	4,655	1,923	98	149	1,921	1,048	—	9,795
Disposals/adjustments	—	—	(734)	(1,445)	(11)	(129)	(940)	(304)	—	(3,563)
Effect of movements in foreign exchange rates	—	15	(1,067)	(761)	(61)	(92)	(321)	(340)	—	(2,627)
Balance as at March 31, 2026	—	511	12,903	8,313	743	1,391	3,628	3,878	—	31,367
Carrying amounts
As at April 1, 2024	768	—	13,845	3,870	284	293	4,229	2,606	—	25,895
As at March 31, 2025	823	—	12,154	4,399	394	345	5,338	3,004	—	26,457
As at April 1, 2025	823	—	12,154	4,399	394	345	5,338	3,004	—	26,457
As at March 31, 2026	441	78	9,087	4,316	517	651	4,448	2,077	39	21,654

Note: The Company has pledged certain items of property, plant and equipment against bank loans and various credit facilities (refer note 28).